Share Based Payments - Schedule of Restricted Share Activity (Detail) (Restricted Stock Units [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Number of restricted stock units Granted, Beginning Balance	145,261	347,862	353,265
Number of restricted stock units Granted, Granted	978,276	181,087
Number of restricted stock units Granted, Exercised	(118,276)	(56,087)	(1,069)
Number of restricted stock units Granted, Forfeitures	(200,000)	(327,601)	(4,334)
Number of restricted stock units Granted, Ending Balance	805,261	145,261	347,862
Number of restricted stock units Granted, Units vested	20,261
Grant-date fair value, Granted	$ 1,502	$ 224
Grant-date fair value, Ending Balance	$ 1,340	$ 200
Grant-date fair value, Units vested	$ 69
Weighted average remaining contractual term	9 years 9 months 4 days	9 years 5 months 12 days	7 years 7 months 6 days
Weighted average remaining contractual term, Units vested	5 years 9 months 29 days